Other Finance Expenses - Components of other finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Finance Expenses
Bank fees, charges	$ 441	$ 597	$ 551
Guarantee costs			403
Commitment fees	264	248	306
Total other finance expense	$ 705	$ 845	$ 1,260